ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 477,657	$ (218,463)	$ (22,959)
Cash flows from operations	161,044	(85,911)	$ (19,861)
Accumulated deficit	23,214,872	$ 23,692,529
Funding requirements during the next twelve months	$ 200,000